Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Share Premium	Unissued Capital Reserve	Foreign Currency Translation Reserve	Share based payment Reserve	Accumulated Deficit	Nasdaq Listing Reserve	Total
Balance at Jun. 30, 2022	$ 39,414		$ 39,079,626	$ (4,950,566)		$ (3,789,016)		$ 30,379,458
Loss for the year						(5,450,213)		(5,450,213)
Foreign currency exchange differences arising on translation from functional currency to presentation currency				1,358,781				1,358,781
Transfer of investment in associate
Total comprehensive (loss) for the year				1,358,781		(5,450,213)		(4,091,432)
Capital contributions			5,390,497					5,390,497
Balance at Jun. 30, 2023	39,414		44,470,123	(3,591,785)		(9,239,229)		31,678,523
Loss for the year						(139,446,204)		(139,446,204)
Foreign currency exchange differences arising on translation from functional currency to presentation currency				(820,433)				(820,433)
Issue of earn out shares				(820,433)		(139,446,204)		(140,266,637)
Issue of shares upon completion of business combination	74,369	23,044,152					43,998,710	67,117,231
Issue of shares associated with Empery Asset Management LP	4,149							4,149
Issue of shares upon conversion of warrants	2,476	27,998,258						28,000,734
Issue of shares to Directors and management in lieu of fees					182,534			182,534
Issue of RSUs to Directors and management					608,156			608,156
Transfer of investment in associate		345,502						345,502
Total comprehensive (loss) for the year								(140,266,637)
Capital contributions			1,264,060					1,264,060
Balance at Jun. 30, 2024	$ 120,408	$ 51,387,912	$ 45,734,183	$ (4,412,218)	$ 790,690	$ (148,685,433)	$ 43,998,710	$ (11,065,748)